Shareholder Report, Line Graph (Details) - USD ($)								4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended		16 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	22 Months Ended		24 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	34 Months Ended		36 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	46 Months Ended		48 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	58 Months Ended		60 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	90 Months Ended	91 Months Ended	94 Months Ended	96 Months Ended	102 Months Ended	103 Months Ended	106 Months Ended	108 Months Ended	114 Months Ended	115 Months Ended	120 Months Ended	127 Months Ended	139 Months Ended	151 Months Ended	163 Months Ended	175 Months Ended
	May 28, 2021	Nov. 29, 2019	Aug. 08, 2019	May 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Aug. 31, 2011	Mar. 31, 2020	Mar. 31, 2017	Mar. 31, 2012	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2013	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2014	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2020	Mar. 31, 2015	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2021	Mar. 31, 2016	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2017	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000153405
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Income Opportunities Fund
Accumulated Value						$ 9,529									$ 10,693							$ 11,967							$ 12,603							$ 8,776							$ 12,941						$ 13,416						$ 10,716				$ 10,302				$ 10,417			$ 11,228
C000153406
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Income Opportunities Fund
Accumulated Value						10,000									11,136							12,370							12,938							8,940							13,079						13,461						10,669				10,176				10,226			10,929
C000153407
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Income Opportunities Fund
Accumulated Value						10,000									11,256							12,625							13,338							9,309							13,756						14,297						11,452				11,038				11,188			12,088
C000215731
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Life Sciences and Healthcare Fund
Accumulated Value		$ 9,425						$ 9,001								$ 15,004							$ 14,593							$ 15,031							$ 14,911							$ 15,404						$ 19,062
C000215729
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Life Sciences and Healthcare Fund
Accumulated Value		10,000						9,550								15,889							15,326							15,672							15,436							15,823						19,433
C000215730
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Life Sciences and Healthcare Fund
Accumulated Value		10,000						9,550								15,950							15,557							16,057							15,967							16,533						20,517
C000173003
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Premium Opportunity Fund
Accumulated Value					$ 9,426				$ 9,692								$ 8,749							$ 10,068							$ 12,447							$ 14,211							$ 14,529						$ 13,870					$ 15,789				$ 15,593				$ 17,314
C000173004
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Premium Opportunity Fund
Accumulated Value					10,000				10,254								9,192							10,500							12,957							14,679							14,893						14,112					15,944				15,625				17,225
C000173005
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Premium Opportunity Fund
Accumulated Value							$ 10,000			$ 11,330								$ 13,730							$ 15,700							$ 16,520							$ 17,610							$ 18,599						$ 16,926					$ 19,525				$ 24,197				$ 27,689		$ 28,384	$ 27,157	$ 31,005	$ 30,682	$ 34,140
C000186116
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Robotics and Automation Fund
Accumulated Value				$ 9,425									$ 12,001								$ 11,366							$ 9,551							$ 16,911							$ 14,472						$ 12,643						$ 13,351				$ 13,068				$ 17,295
C000186117
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Robotics and Automation Fund
Accumulated Value				10,000									12,663								11,897							9,928							17,445							14,812						12,845						13,460				13,077				17,176
C000186118
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Robotics and Automation Fund
Accumulated Value				10,000									12,773								12,120							10,216							18,128							15,552						13,613						14,410				14,156				18,773
C000227117
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Real Income Fund
Accumulated Value	$ 9,526											$ 9,527								$ 8,520							$ 10,033							$ 10,604							$ 11,309
C000227118
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Real Income Fund
Accumulated Value	10,000											9,939								8,822							10,311							10,819							11,447
C000227116
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Real Income Fund
Accumulated Value						10,000									11,373							13,333							13,660							12,980							23,621						24,213						21,721				25,632				27,168			29,039
C000213451
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Symmetry Strategy Fund
Accumulated Value			$ 9,424								$ 8,327								$ 9,918							$ 11,065							$ 10,749							$ 11,747							$ 11,535						$ 13,799
C000213452
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Symmetry Strategy Fund
Accumulated Value			10,000								8,803								10,396							11,498							11,092							12,030							11,728						13,924
C000213450
Account Value [Line Items]
Line Graph and Table Measure Name														AlphaCentric Symmetry Strategy Fund
Accumulated Value						10,000									9,317							10,034							9,688							8,420							10,051						11,231						10,933				11,980				11,802			14,143
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000									10,044							10,165							10,620							11,569							11,651						11,168						10,633				10,814				11,342			11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000									10,044							10,165							10,620							11,569							11,651						11,168						10,633				10,814				11,342			11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000									10,044							10,165							10,620							11,569							11,651						11,168						10,633				10,814				11,342			11,835
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Biotechnology Select Industry Index
Accumulated Value		10,000						8,296								14,534							9,659							8,153							10,245							8,767						13,868
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Biotechnology Select Industry Index
Accumulated Value		10,000						8,296								14,534							9,659							8,153							10,245							8,767						13,868
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Biotechnology Select Industry Index
Accumulated Value		10,000						8,296								14,534							9,659							8,153							10,245							8,767						13,868
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000				11,012								12,553							13,745							12,786							19,991							23,119						21,332					27,706				29,993				35,333
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000				$ 11,012								$ 12,553							$ 13,745							$ 12,786							$ 19,991							$ 23,119						$ 21,332					$ 27,706				$ 29,993				$ 35,333
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							$ 10,000			$ 11,704								$ 13,338							$ 16,254							$ 18,323							$ 18,650							$ 21,852						$ 24,910					$ 27,275				$ 25,372				$ 39,669		$ 45,876	$ 42,331	$ 54,979	$ 59,516	$ 70,112
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI All Country World Index
Accumulated Value				10,000									11,107								11,458							10,225							15,880							17,108						15,917						19,706				21,209				25,561
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI All Country World Index
Accumulated Value				10,000									11,107								11,458							10,225							15,880							17,108						15,917						19,706				21,209				25,561
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI All Country World Index
Accumulated Value				10,000									11,107								11,458							10,225							15,880							17,108						15,917						19,706				21,209				25,561
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														S&P US REIT Index
Accumulated Value	10,000											11,585								9,375							10,346							11,366							12,159
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														S&P US REIT Index
Accumulated Value	10,000											11,585								9,375							10,346							11,366							12,159
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														S&P US REIT Index
Accumulated Value						10,000									10,264							9,779							11,858							9,318							12,816						16,190						13,102				14,459				15,884			16,993
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000						8,283								12,950							14,977							13,819							17,948							19,430						22,889
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Health Care Select Sector Index
Accumulated Value		10,000						9,046								12,125							14,441							13,907							16,144							16,210						16,584
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000						8,283								12,950							14,977							13,819							17,948							19,430						22,889
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Health Care Select Sector Index
Accumulated Value		10,000						9,046								12,125							14,441							13,907							16,144							16,210						16,584
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000						8,283								12,950							14,977							13,819							17,948							19,430						22,889
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Health Care Select Sector Index
Accumulated Value		$ 10,000						$ 9,046								$ 12,125							$ 14,441							$ 13,907							$ 16,144							$ 16,210						$ 16,584
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000									11,127								12,183							11,333							17,720							20,492						18,908						24,558				26,585				31,318
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000									11,127								12,183							11,333							17,720							20,492						18,908						24,558				26,585				31,318
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000									$ 11,127								$ 12,183							$ 11,333							$ 17,720							$ 20,492						$ 18,908						$ 24,558				$ 26,585				$ 31,318
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000											9,479								9,025							9,179							9,626							10,045
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000											10,903								10,060							13,066							14,144							16,662
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000											9,479								9,025							9,179							9,626							10,045
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000											$ 10,903								$ 10,060							$ 13,066							$ 14,144							$ 16,662
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000									10,044							10,165							10,620							11,569							11,651						11,168						10,633				10,814				11,342			11,835
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,717							13,357							14,625							13,605							21,271						24,599						22,698				29,480				31,913			37,594
60% - MSCI World Index / 40% - Bloomberg US Agg
Account Value [Line Items]
Accumulated Value			10,000								9,401								12,269							12,802							12,052							13,899							14,767						16,683
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Accumulated Value			10,000								8,731								13,448							14,809							13,769							17,227							18,439						21,924
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value			10,000								8,913								13,936							16,116							14,871							19,314							20,908						24,631
60% - MSCI World Index / 40% - Bloomberg US Agg
Account Value [Line Items]
Accumulated Value			10,000								9,401								12,269							12,802							12,052							13,899							14,767						16,683
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Accumulated Value			10,000								8,731								13,448							14,809							13,769							17,227							18,439						21,924
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value			$ 10,000								$ 8,913								$ 13,936							$ 16,116							$ 14,871							$ 19,314							$ 20,908						$ 24,631
60% - MSCI World Index / 40% - Bloomberg US Agg
Account Value [Line Items]
Accumulated Value						10,000									10,888							11,821							12,348							12,029							15,699						16,380						15,421				17,784				18,896			21,346
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Accumulated Value						10,000									11,477							13,036							13,560							12,151							18,716						20,610						19,163				23,975				25,662			30,512
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value						$ 10,000									$ 11,717							$ 13,357							$ 14,625							$ 13,605							$ 21,271						$ 24,599						$ 22,698				$ 29,480				$ 31,913			$ 37,594